SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss	$ 21,676	$ 15,036	$ 15,375
Basic and diluted loss per Ordinary Share (in USD)	$ (0.07)	$ (0.05)	$ (0.07)
Basic and diluted loss per ADS (in USD)	$ (0.35)	$ (0.25)	$ (0.35)
Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	322,817	321,356	219,913
Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	64,563	64,271	43,983